REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
REVENUE
NOTE 4 - REVENUE

NOTE 4 - REVENUE

In the business of providing technical services and solutions via a social e-commerce platform, we are committed to providing an international cloud-based intelligence system and independently developed the “YCloud” system. We aim to provide technical and auto-billing management services to micro-business online stores in China through big data analytics, machine learning mechanisms, social network recommendations, and multi-channel data analysis.

We derive our revenue from service fees charged for transactions conducted through YCloud. We receive 3.5% of the total Gross Merchandise Volume generated in the platform as a service fee through our agreement with our customers (such as Weijiafu and Hainan Changtongfu), depending on the type of service and industry. Gross Merchandise Volume, or GMV, is a term used in online retailing to indicate a total sales monetary-value for merchandise sold through a particular marketplace over a certain time frame. We generally settle the service fee with customers within the first ten days of each calendar month.

Sales to certain customers generated over 10% of the Company’s total net sales. Sales to Weijiafu for the nine months period ended September 30, 2021 were approximately 69.4% of the Company’s net sales. Sales to Hainan Changtongfu for the nine months period ended September 30, 2021 were approximately 30.6% of the Company’s net sales.

Sales to certain customers generated over 10% of the Company’s total net sales. Sales to related company- Global Joy for the nine months period ended September 30, 2020 were approximately 82.1% of the Company’s net sales. Sales to Weijiafu for the nine months period ended September 30, 2020 were approximately 17.9% of the Company’s net sales.

As of and for the nine months period ended September 30, 2021, we generated revenues from two customers amounting $11,262,491.

NOTE 3. REVENUE

In the business of providing technical services and solutions via a social e-commerce platform, we are committed to providing an international cloud-based intelligence system and independently developed the “YCloud” system. We aim to provide technical and auto-billing management services to micro-business online stores in China through big data analytics, machine learning mechanisms, social network recommendations, and multi-channel data analysis. Weijiafu is in charge of the client profiles. Meanwhile, all YCloud users’ information is retained within YCloud system.

We derive our revenue from service fees charged for transactions conducted through YCloud. We receive 2%-3.5% of the total Gross Merchandise Volume generated in the platform as a service fee through our agreement with Weijiafu, depending on the type of service and industry. Gross Merchandise Volume, or GMV, is a term used in online retailing to indicate a total sales monetary-value for merchandise sold through a particular marketplace over a certain time frame. We generally settle the service fee with Weijiafu within the first ten days of each calendar month.

As of year ended December 31, 2020, we generated revenues from a non-related party amounting $3,440,312 and a related party amounting $2,831,252.